SHAREHOLDER' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	27,100	19,000
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	450,000					200,000
Plan term	10 years
2006 Plan [Member] | Minimum [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
2006 Plan [Member] | Minimum [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
2006 Plan [Member] | Maximum [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
2006 Plan [Member] | Maximum [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	250,000
Plan term	10 years
2016 Plan [Member] | Minimum [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
2016 Plan [Member] | Minimum [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
2016 Plan [Member] | Maximum [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
2016 Plan [Member] | Maximum [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Mr. Gross [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt conversion, price per share				$ 0.095	$ 0.85
Debt conversion, percentage to trigger additional warrants				50.00%
Debt instrument, face amount				$ 300
Debt instrument, maturity date				May 01, 2013